ADVANCED SERIES TRUST
655 BROAD STREET
NEWARK, NJ 07102

November 12, 2021

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549-1004

Re: Advanced Series Trust
Registration Statement on Form N-14 (File No. 811-05186)

Commissioners:

On behalf of the Advanced Series Trust (the “Trust”), a Massachusetts trust, we are hereby filing a Registration Statement of Form N-14/A in connection with the special meetings of shareholders (each, a “Meeting” and collectively, the “Meetings”) of  the portfolios listed below, each a series of the Trust:

AST MFS Large-Cap Value Portfolio; and

AST T. Rowe Price Large-Cap Value Portfolio.

At each Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the AST Hotchkis & Wiley Large-Cap Value Portfolio of the assets and liabilities of the applicable portfolio.  These materials include the notice of the Meetings, the prospectus/proxy statement and the form of voting instruction card for each portfolio listed above.

Please do not hesitate to contact the undersigned at (973) 420-6867 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Melissa Gonzalez

Melissa Gonzalez